Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Intangible assets	$ 879.0	$ 958.2
Asbestos liability	298.6	360.1
Tax credit carryforwards	115.0	118.7
Other provisions and accruals	85.3	73.3
Net operating loss carryforwards	75.4	66.2
Total deferred tax assets	1,453.3	1,576.5
Valuation allowance	(258.0)	(261.2)
Total deferred tax assets net of valuation allowance	1,195.3	1,315.3
Deferred tax liabilities:
Depreciable and amortizable assets	(167.3)	(164.0)
Other	(67.4)	(59.0)
Total deferred tax liabilities	(234.7)	(223.0)
Total deferred taxes, net	$ 960.6	$ 1,092.3